UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

Barings Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/17

___________________

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2017
(Unaudited)

Corporate Restricted Securities - 89.15%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 69.17%: (C)
1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
Limited Liability Company Unit Class A Preferred (B)	245 uts.	10/17/12	$245,450	$355,946
Limited Liability Company Unit Class A Common (B)	27,273 uts.	10/17/12	27,273	576,539
			272,723	932,485

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$262,403	08/01/12	252,209	260,976
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	603,505
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	53,794 shs.	08/01/12	101,870	102,215
			654,079	966,696

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	4,669 uts.	*	498,983	—
* 12/07/12, 07/11/13 and 06/30/15.

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% (1% PIK) Senior Subordinated Note due 09/27/2020	$2,459,896	03/27/15	2,429,759	2,484,495
Preferred Stock (B)	2,276 shs.	03/27/15	227,558	265,202
Common Stock (B)	703 shs.	03/27/15	703	—
			2,658,020	2,749,697

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
Limited Liability Company Unit	583 uts.	11/18/14	583,000	1,249,652

AM Conservation Holding Corp
A supplier of energy efficiency ("EE") products, including lighting, shower heads and aerators, and weatherization products such as door seals and weather stripping.
11.75% (1.5% PIK) Senior Subordinated Note due 04/30/2023	$3,181,818	10/31/16	3,124,475	3,198,629
Common Stock (B)	318,182 shs.	10/31/16	318,182	482,178
			3,442,657	3,680,807

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B) (F)	273 uts.	10/04/12	$272,727	$683,995

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

12% (1% PIK) Senior Subordinated Note due 04/22/2023	$2,840,517	04/22/16	2,817,579	2,888,929
Limited Liability Company Unit (B)	0.90% int.	04/20/16	700,000	847,000
			3,517,579	3,735,929

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% (0.5% PIK) Senior Subordinated Note due 02/01/2020	$3,439,089	*	3,412,064	3,439,089
Limited Partnership Interest	1,048 uts.	08/01/14	1,047,900	1,162,919
* 05/21/13 and 08/01/14.			4,459,964	4,602,008

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% (1% PIK) Senior Subordinated Note due 05/18/2021	$1,530,631	11/19/15	1,508,463	1,475,039
Limited Liability Company Unit (B)	225,300 uts.	11/18/15	225,300	86,966
			1,733,763	1,562,005

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$3,074,700	08/17/15	3,029,893	3,018,238
Preferred Stock (B)	425 shs.	08/17/15	424,875	309,340
Common Stock (B)	425 shs.	08/17/15	425	—
			3,455,193	3,327,578

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% (3.75% PIK) Senior Subordinated Note due 01/31/2021 (D)	$1,015,684	07/31/14	996,694	—
Limited Liability Company Unit (B) (F)	92,327 uts.	*	—	—
* 07/31/14 and 10/14/15.			996,694	—

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

BEI Precision Systems & Space Company, Inc.
A provider of advanced design, manufacturing, and testing for custom optical encoder-based positioning systems, precision accelerometers, and micro scanners.
12% (1% PIK) Senior Subordinated Note due 04/28/2024	$2,952,413	04/28/17	$2,895,939	$2,987,262
Limited Liability Company Unit (B) (F)	5,600 uts.	04/28/17	560,000	383,410
			3,455,939	3,370,672

Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$178,723	10/12/12	177,974	178,723
13% (1% PIK) Senior Subordinated Note due 09/30/2019	$751,292	10/12/12	730,481	751,292
Common Stock (B)	114,894 shs.	10/12/12	114,894	846,856
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	335,266
			1,068,835	2,112,137

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% (1.5% PIK) Senior Subordinated Note due 06/30/2021 (D)	$3,217,730	06/30/15	3,167,754	—
Common Stock (B)	2,876 shs.	06/30/15	318,200	—
			3,485,954	—

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
Limited Liability Company Unit Class A (B) (F)	1,000 uts.	10/17/12	100,000	632,947
Limited Liability Company Unit Class B (B) (F)	400 uts.	10/17/12	400,000	702,983
			500,000	1,335,930

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note 11/01/2019	$3,390,252	*	3,303,633	3,390,252
Preferred Stock (B)	3,241 shs.	*	324,054	438,817
Preferred Stock (B)	1,174 shs.	*	116,929	158,988
Common Stock (B)	337 shs.	*	35,673	990,129
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	137 shs.	*	13,033	402,841
* 05/09/13 and 11/01/13.			3,793,322	5,381,027

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% (1.5% PIK) Senior Subordinated Note due 06/19/2020	$2,366,380	01/19/11	$2,347,059	$2,366,380
14% (2% PIK) Senior Subordinated Note due 06/19/2020	$624,403	08/03/12	619,955	624,403
Common Stock (B)	1,125 shs.	01/19/11	112,500	114,355
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	89,890
			3,167,264	3,195,028

Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
Limited Liability Company Unit (B) (F)	3 uts.	03/26/12	569,935	—

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% (1.5% PIK) Senior Subordinated Note due 04/01/2021	$4,151,890.57	*	4,095,983	4,143,762
Limited Liability Company Unit (B)	3,759 uts.	07/18/16	384,020	280,820
* 10/01/14 and 07/18/16.			4,480,003	4,424,582

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	1,620,961

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
Limited Liability Company Unit (B) (F)	467 uts.	03/04/15	298,900	390,456

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	243,554
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	195,930
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	—	2,115,664
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	—	492,160
			268,919	3,047,308

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
12.75% (1.75% PIK) Senior Subordinated Note due 06/30/2023	$1,572,487	06/30/16	$1,545,847	$1,609,162
Preferred Stock Series A (B)	1,538 shs.	06/30/16	146,154	170,878
Common Stock Class A (B)	7,692 shs.	06/30/16	7,692	47,249
			1,699,693	1,827,289

CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% (3% PIK) Senior Subordinated Note due 11/22/2019	$2,652,562	11/22/13	2,630,630	2,652,562
Common Stock (B)	180 shs.	*	1,028,568	1,116,484
* 11/22/13 and 09/16/16.			3,659,198	3,769,046

Del Real LLC
A manufacturer and distributor of fully-prepared fresh refrigerated Hispanic entrees as well as side dishes that are typically sold on a heat-and-serve basis at retail grocers.
11% Senior Subordinated Note due 04/06/2023	$2,882,353	10/07/16	2,830,981	2,882,353
Limited Liability Company Unit (B) (F)	617,647 uts.	10/07/16	617,647	685,588
			3,448,628	3,567,941

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% (2% PIK) Senior Subordinated Note due 11/04/2020	$3,420,300	05/04/12	3,396,528	3,359,107
Preferred Stock (B)	61 shs.	05/04/12	605,841	480,285
Common Stock (B)	61 shs.	05/04/12	67,316	—
			4,069,685	3,839,392

Dunn Paper
A provider of specialty paper for niche product applications.
9.75% Second Lien Term Loan due 08/31/2023	$3,500,000	09/28/16	3,439,828	3,430,000

Eagle Family Foods, Inc.
A producer of low-cost branded and private label canned milk.
10.05% Last Out Term Loan due 12/31/2021	$3,500,000	12/22/15	3,462,828	3,468,298
0.29% Second Last Out Term Loan due 8/29/2023	$359,951	09/07/17	356,385	356,691
			3,819,213	3,824,989

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% (0.75% PIK) Senior Subordinated Note due 11/21/2020	$2,681,828	11/21/14	$2,645,251	$2,708,647
Limited Liability Company Unit (B) (F)	467 uts.	11/19/14	145,833	283,157
			2,791,084	2,991,804

Elite Sportswear Holding, LLC
A designer and manufacturer of gymnastics, competitive cheerleading and swimwear apparel in the U.S. and internationally.
11.5% (1% PIK) Senior Subordinated Note due 10/13/2021	$3,207,093	10/14/16	3,159,882	3,213,249
Limited Liability Company Unit (B) (F)	204 uts.	10/14/16	324,074	300,112
			3,483,956	3,513,361

English Color & Supply LLC
A distributor of aftermarket automotive paint and related products to collision repair shops, auto dealerships and fleet customers through a network of stores in the Southern U.S.
11.5% (0.5% PIK) Senior Subordinated Note due 12/31/2023	$2,696,450	06/30/17	2,644,659	2,702,411
Limited Liability Company Unit (B) (F)	806,916 uts.	06/30/17	806,916	887,608
			3,451,575	3,590,019

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% (1.5% PIK) Senior Subordinated Note due 10/04/2019	$1,988,997	04/04/14	1,971,814	1,988,997
14% (2% PIK) Senior Subordinated Note due 10/04/2019	$524,180	07/01/16	517,325	526,539
Common Stock (B)	0.64% int.	04/04/14	157,314	157,325
			2,646,453	2,672,861

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	512 uts.	09/27/10	175,035	257,105
Limited Liability Company Unit Common (B)	512 uts.	09/27/10	51,220	1,318,667
			226,255	1,575,772

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	483,355 uts.	04/15/14	$—	$483,355
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	2,008,953
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	251,862
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	209,322
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	335,878
			630,281	3,289,370

FMH Holdings Corporation
A designer and manufacturer of highly engineered components for the aerospace, defense and space industries.
Common Stock (B)	300 shs.	05/01/15	300,485	677,167

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	182,209	227,759
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,840	—
			184,049	227,759

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% (2% PIK) Senior Subordinated Note due 03/27/2019	$2,972,189	03/27/13	2,954,140	2,696,369
Common Stock (B)	2,835 shs.	03/27/13	283,465	147,997
			3,237,605	2,844,366

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
12% (1% PIK) Senior Subordinated Note due 01/15/2022	$3,256,028	01/15/16	3,205,757	3,321,149
Common Stock (B)	299 shs.	01/15/16	299,145	528,069
			3,504,902	3,849,218

GlynnDevins Acquisition Corporation
A marketing communications agency that service senior living facilities.
Preferred Stock Series A (B)	695 shs.	06/19/15	143,414	167,683
Common Stock (B)	695 shs.	06/19/15	5,976	91,200
			149,390	258,883

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
Common Stock (B)	355 shs.	10/31/14	$354,730	$413,001

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 02/05/2020	$1,455,729	02/05/14	1,405,399	1,441,976
Common Stock (B)	1,693 shs.	02/05/14	169,271	106,574
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	795 shs.	02/05/14	73,633	50,045
			1,648,303	1,598,595

Handi Quilter Holding Company (Premier Needle Arts)
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% (1% PIK) Senior Subordinated Note due 06/19/2021	$3,500,000	*	3,450,731	3,532,355
Limited Liability Company Unit Preferred (B)	754 uts.	**	754,061	884,059
Limited Liability Company Unit Common Class A (B)	7,292 uts.	12/19/14	—	85,725
* 12/19/14 and 02/21/17.			4,204,792	4,502,139
** 12/19/14 and 04/29/16.

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
12.5% (1% PIK) Senior Subordinated Note due 07/01/2022	$3,236,826	07/01/16	3,183,431	3,300,458
Common Stock (B)	303 shs.	07/01/16	303,333	337,893
			3,486,764	3,638,351

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% (2% PIK) Senior Subordinated Note due 08/14/2020	$2,278,668	02/14/14	2,257,788	2,278,668
12% Senior Subordinated Note due 08/14/2020	$875,000	06/22/15	870,130	883,750
Common Stock (B)	1,666 shs.	02/14/14	1,667	721,022
			3,129,585	3,883,440

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% (2% PIK) Senior Subordinated Note due 11/26/2020	$3,349,472	01/17/14	$3,319,768	$3,348,654
Limited Liability Company Unit (B) (F)	203 uts.	01/17/14	203,125	45,103
			3,522,893	3,393,757

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
14.25% (2.75% PIK) Senior Subordinated Note due 12/11/2020	$2,818,127	*	2,779,279	2,536,314
* 12/30/15 and 12/23/16

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B) (F)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B) (F)	89 uts.	10/14/11	—	—
			—	—

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 10/01/2018	$2,075,581	08/19/08	2,071,039	1,868,023
Common Stock (B)	474 shs.	08/19/08	474,419	—
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	—
			2,659,231	1,868,023

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
13% (1% PIK) Senior Subordinated Note due 11/10/2020	$2,221,577	11/10/14	2,195,019	1,798,593
Common Stock (B)	4,667 shs.	11/10/14	466,667	—
			2,661,686	1,798,593

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	250,149

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
Limited Liability Company Unit Class A (B) (F)	565 uts.	12/11/13	$—	$3,304,141

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
Limited Liability Company Unit (B) (F)	2,493,253 uts.	12/05/12	557,301	—
Limited Liability Company Unit Class A-1 (B) (F)	391,304 uts.	10/31/16	391,304	542,733
Limited Liability Company Unit Class A-2 (B) (F)	2,478,261 uts.	10/31/16	—	187,215
			948,605	729,948

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	75 uts.	06/30/15	—	154,882
Common Stock (B)	667 shs.	07/15/08	539,502	721,188
			539,502	876,070

Kyjen Company
A designer and distributor of branded and private label dog toys and accessories primarily in the U.S.
13% (1% PIK) Senior Subordinated Note due 10/14/2021	$2,676,923	10/14/15	2,637,290	2,730,461

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 04/30/2018 (D)	$1,259,914	01/15/10	1,212,363	1,133,923
15% (2.5% PIK) Senior Subordinated Note due 04/30/2020 (D)	$345,759	10/05/10	343,820	311,183
Common Stock (B)	106 shs.	10/05/10	106,200	81,952
Common Stock Class B (B)	353 shs.	01/15/10	352,941	272,357
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	312 shs.	10/05/10	283,738	241,034
			2,299,062	2,040,449

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$1,731,765	04/17/15	1,720,055	1,298,824
13% Senior Subordinated Note due 10/29/2018	$201,022	09/29/17	201,022	201,022
Limited Liability Company Unit	9 uts.	04/17/15	1,356,658	—
			3,277,735	1,499,846

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MC Sign Holdings LLC
A provider of sign and lighting services nationwide.
11.75% (0.75% PIK) Senior Subordinated Note due 08/09/2022	$2,007,318	*	$1,975,944	$2,012,672
Limited Liability Company Unit Class B (B)	205,900 uts.	09/22/15	205,900	320,833
* 09/22/15 and 02/09/17			2,181,844	2,333,505

Merex Holding Corporation
A provider of after-market spare parts and components, as well as maintenance, repair and overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019 (D)	$1,362,886	09/22/11	1,347,188	1,349,257
15% PIK Senior Subordinated Note due 04/30/2022 (D)	$71,517	08/18/15	71,517	67,941
14% PIK Senior Subordinated Note due 06/30/2019	$113,575	10/21/16	113,575	113,558
Common Stock Class A (B)	249,235 shs.	*	512,114	762,023
* 08/18/15, 10/20/16 and 01/27/17.			2,044,394	2,292,779

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% (1% PIK) Senior Subordinated Note due 09/30/2021	$2,262,232	09/30/14	2,232,721	2,238,234
Common Stock Class B (B)	445,455 shs.	09/30/14	445,455	175,989
			2,678,176	2,414,223

Midwest Industrial Rubber, Inc.
A supplier of industrial maintenance, repair, and operations ("MRO") products, specializing in the fabrication and distribution of lightweight conveyor belting and related conveyor components and accessories.

12% (1% PIK) Senior Subordinated Note due 12/02/2022	$3,178,578	12/02/16	3,121,713	3,236,156
Preferred Stock	3,472 shs.	12/02/16	347,191	304,660
Common Stock	491 shs.	12/02/16	491	—
			3,469,395	3,540,816

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% (2% PIK) Senior Subordinated Note due 11/02/2019	$3,190,828	11/02/12	3,167,330	3,190,827
Common Stock (B)	107 shs.	11/02/12	107,143	115,450
			3,274,473	3,306,277

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Money Mailer Equity LLC
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
12% (1% PIK) Senior Subordinated Note due 10/29/2021	$3,547,149	04/29/16	$3,491,379	$3,418,835

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% (1.75% PIK) Senior Subordinated Note due 08/15/2020	$848,759	11/30/10	843,251	848,759
Limited Liability Company Unit Class B-1 (B) (F)	225,000 uts.	11/30/10	—	122,914
Limited Liability Company Unit Class B-2 (B) (F)	20,403 uts.	11/30/10	—	11,146
			843,251	982,819

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 06/10/2020 (D)	$1,530,000	02/02/07	1,528,882	—
Limited Partnership Interest of Saw Mill PCG Partners LLC (B)	2.76% int.	02/01/07	1,110,810	—
Limited Liability Company Unit Class D of Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	—
Limited Liability Company Unit Class D-1 of Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	—
Limited Liability Company Unit Class D-2 of Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	—
Limited Liability Company Unit Class D-3 of Saw Mill PCG Partners LLC (B)	196 uts.	12/10/14	196,263	—
* 12/18/08 and 09/30/09.			3,146,828	—

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% (1.75% PIK) Senior Subordinated Note due 05/17/2023	$3,099,913	06/30/16	3,047,654	3,155,986
Common Stock (B)	420 shs.	05/17/16	420,000	508,771
			3,467,654	3,664,757

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you, "free from" healthy and gluten-free categories.
12% (1% PIK) Senior Subordinated Note due 07/29/2021	$2,940,000	01/29/16	$2,895,098	$2,998,800
12% (1% PIK) Senior Subordinated Note due 08/17/2022	$662,879	02/17/17	650,702	670,931
Common Stock Class B (B)	772,121 shs.	*	772,121	991,514
* 01/29/16 and 02/17/17.			4,317,921	4,661,245

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	0.90% int.	*	420,814	22,094
* 11/29/12 and 12/20/16.

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13% (1% PIK) Senior Subordinated Note due 01/31/2020	$2,170,983	07/31/14	2,149,388	2,061,667
Limited Liability Company Unit	300,485 uts.	07/31/14	300,485	—
Limited Liability Company Unit Class F	41,840 uts.	09/28/17	28,962	28,963
			2,478,835	2,090,630

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
11% Senior Subordinated Note due 05/29/2022	$3,266,800	05/29/15	3,219,977	3,299,468
Limited Liability Company Unit Preferred (B) (F)	2,332 uts.	05/29/15	233,200	286,750
Limited Liability Company Unit Common (B) (F)	2,332 uts.	05/29/15	—	220,649
			3,453,177	3,806,867

PPC Event Services
A special event equipment rental business.
14% (2% PIK) Senior Subordinated Note due 05/20/2020	$2,403,301	11/20/14	2,377,359	2,403,300
Limited Liability Company Unit (B)	7,000 uts.	11/20/14	350,000	931,115
Limited Liability Company Unit Series A-1 (B)	689 uts.	03/16/16	86,067	105,831
			2,813,426	3,440,246

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
11.5% Senior Subordinated Note due 05/12/2021	$2,304,719	05/12/15	2,275,151	2,327,766
Common Stock (B)	240 shs.	05/12/15	240,388	615,527
			2,515,539	2,943,293

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Signature Systems Holdings Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	181 shs.	03/15/13	$181,221	$162,331
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	66,314
			249,179	228,645

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	619 uts.	*	493,496	852,057
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	157 shs.	*	127,437	215,855
* 08/31/07 and 03/06/08.			620,933	1,067,912

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% (2% PIK) Senior Subordinated Note due 10/18/2019 (D)	$1,477,388	10/18/13	1,452,295	—
Common Stock (B)	1,681 shs.	10/18/13	168,100	—
			1,620,395	—

Software Paradigms International Group, LLC
An outsourced IT services provider focused on the retail industry.
12.5% (1.5% PIK) Senior Subordinated Note due 11/23/2021	$3,500,000	05/23/16	3,443,013	3,535,000

SR Smith LLC
A manufacturer of mine and tunneling ventilation products in the United States.
11% Senior Subordinated Note due 03/27/2022	$1,760,454	03/27/17	1,740,184	1,760,454
Limited Liability Company Unit Class A (B) (F)	29 uts.	03/27/17	1,717,802	1,912,899
			3,457,986	3,673,353

Strahman Holdings Inc
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
Preferred Stock Series A (B)	317,935 shs.	12/13/13	317,935	507,261
Preferred Stock Series A-2 (B)	53,086 shs.	09/10/15	59,987	84,698
			377,922	591,959

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 01/31/2019 (D)	$4,285,410	*	$4,075,756	$2,999,787
Common Stock (B)	115 shs.	12/14/10	114,504	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	—
* 12/14/10, 08/17/12 and 03/31/16.			4,302,007	2,999,787

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% (1% PIK) Senior Subordinated Note due 07/31/2021	$2,484,985	07/31/15	2,435,656	2,373,497
Common Stock (B)	139 shs.	07/31/15	158,560	113,251
			2,594,216	2,486,748

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
Limited Liability Company Unit (B)	194,400 uts.	10/15/15	194,400	280,130

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% (7.5% PIK) Senior Subordinated Note due 12/05/2020	$136,573	12/05/13	421,430	136,573
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	53,038 shs.	12/05/13	—	33,944
			421,430	170,517

Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
Limited Liability Company Unit Preferred Class A (B)	305,393 uts.	*	332,498	1,629,905
* 07/05/13 and 02/13/17.

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% (1.5% PIK) Senior Subordinated Note due 07/31/2020	$2,346,120	01/23/15	2,319,030	2,129,897

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Veritext Corporation
A provider of stenographic staffing and other services used during the legal deposition process.
10.75% Second Lien Term Loan due 01/29/2023	$4,083,333	*	$4,019,578	$4,022,211
* 01/21/16 and 02/23/17.

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	7,368 shs.	03/31/14	736,842	1,344,543

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2019 (D)	$3,359,243	11/30/06	1,691,068	3,359,243
Common Stock (B)	191 shs.	11/30/06	191,250	—
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	—
			1,968,811	3,359,243

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% (1% PIK) Senior Subordinated Note due 02/03/2021	$767,582	08/03/15	757,736	775,258
Limited Liability Company Unit (B) (F)	751,212 uts.	08/03/15	751,212	1,285,940
			1,508,948	2,061,198

Whitebridge Pet Brands Holdings, LLC
A portfolio of natural treats and foods for dogs and cats.
11.5% (0.5% PIK) Senior Subordinated Note due 08/18/2021	$3,011,741	04/18/17	2,970,979	3,024,825
Limited Liability Company Unit Class A (B) (F)	250 uts.	04/18/17	300,485	266,193
Limited Liability Company Unit Class B (B) (F)	250 uts.	04/18/17	—	75,218
			3,271,464	3,366,236

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
12.5% (1.5% PIK) Senior Subordinated Note due 07/22/2021	$3,263,439	01/22/16	3,214,869	3,328,708
Common Stock (B)	318 shs.	01/22/16	318,182	342,325
			3,533,051	3,671,033

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Worldwide Express Operations, LLC
A third party logistics company providing parcel, less than truck load and truck load services focused on the small and medium business market through both company owned and franchise locations.
9.78% Second Lien Term Loan due 01/19/2025	$3,500,000	02/13/17	$3,451,647	$3,469,964

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% (2.5% PIK) Senior Subordinated Note due 06/12/2020	$2,954,755	11/03/11	2,943,004	2,954,755
Common Stock (B)	4,500 shs.	11/03/11	450,000	318,569
			3,393,004	3,273,324

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
12.5% (1.5% PIK) Senior Subordinated Note due 03/04/2021 (D)	$3,190,238	03/04/15	3,144,099	2,841,845
Common Stock (B)	3,723 shs.	03/04/15	372,300	45,097
			3,516,399	2,886,942

Total Private Placement Investments (E)			$204,735,638	$214,348,400

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 19.98%:
Bonds - 19.98%
Alliance Resource Partners, L.P.	7.500%	05/01/25	$1,000,000	$1,042,428	$1,037,500
Altice Financing S.A.	7.500	05/15/26	1,000,000	1,058,760	1,100,000
Altice S.A.	7.750	05/15/22	1,000,000	1,000,000	1,061,250
American Airlines Group Inc.	5.500	10/01/19	870,000	887,698	911,325
Amsted Industries	5.375	09/15/24	520,000	520,000	546,650
Avantor Inc	9.000	10/01/25	1,000,000	1,000,000	1,023,130
Balboa Merger Sub, Inc.	11.375	12/01/21	1,000,000	1,094,955	1,095,000
Boise Cascade Company	5.625	09/01/24	259,000	259,000	272,274
CITGO Holding, Inc.	10.750	02/15/20	1,000,000	1,014,521	1,077,500
CITGO Petroleum Corporation	6.250	08/15/22	925,000	925,000	952,750
Consolidated Energy Finance S.A.	6.750	10/15/19	394,000	390,741	400,895
Constellium N.V.	7.875	04/01/21	743,000	743,000	787,580
Coveris Holdings S.A.	7.875	11/01/19	1,000,000	1,000,000	985,000
CVR Partners, LP.	9.250	06/15/23	1,000,000	978,501	1,065,000
Diamond 1 Finance Corp / Diamond 2 Finance Corp (Dell)	5.875	06/15/21	228,000	228,000	238,356
Digicel Group Limited	8.250	09/30/20	400,000	383,398	390,752
Digicel Group Limited	6.000	04/15/21	1,000,000	930,681	976,140
Eagle Holding Co II LLC	7.625	05/15/22	208,000	208,000	215,800
Endo Finance LLC	5.375	01/31/23	1,000,000	982,961	815,000
EnPro Industries Inc.	5.875	09/15/22	250,000	252,292	260,938
EP Energy Corporation	8.000	11/29/24	500,000	500,000	505,000
First Quantum Minerals Ltd.	7.500	04/01/25	1,000,000	970,776	1,022,500
Gates Global LLC	6.000	07/15/22	1,000,000	810,749	1,027,500
Hertz Corporation	7.625	06/01/22	1,000,000	1,000,000	1,031,250
Hilcorp Energy Company	5.000	12/01/24	500,000	500,000	490,000
Hill-Rom Holdings, Inc.	5.750	09/01/23	385,000	385,000	406,175
Hub International Ltd.	7.875	10/01/21	1,000,000	1,000,000	1,041,250
IAMGOLD Corporation	7.000	04/15/25	1,000,000	1,000,000	1,056,250
Infor (US), Inc.	5.750	08/15/20	226,000	224,609	232,498
International Automotive Component	9.125	06/01/18	1,000,000	992,032	1,000,000
J.B. Poindexter Co., Inc.	9.000	04/01/22	1,000,000	1,032,023	1,045,000
JBS USA Holdings, Inc.	7.750	10/28/20	750,000	770,916	766,875
JDA Escrow LLC	7.375	10/15/24	179,000	179,000	183,251
Jupiter Resources Inc.	8.500	10/01/22	1,000,000	943,392	717,500
KeHE Distributors, LLC	7.625	08/15/21	1,000,000	1,039,270	1,005,000
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	1,315,000	1,342,762	1,380,750
Mallinckrodt PLC	5.750	08/01/22	1,000,000	1,000,000	977,500
Micron Technology, Inc.	5.250	08/01/23	669,000	669,000	697,767
Moog Inc.	5.250	12/01/22	1,000,000	1,005,609	1,042,500
New Gold Inc.	6.250	11/15/22	1,000,000	1,004,592	1,038,750

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
New Gold Inc.	6.375%	05/15/25	$231,000	$231,000	$244,282
Numericable Group SA	6.000	05/15/22	1,000,000	980,888	1,045,000
Onex Corporation	8.500	10/01/22	1,352,000	1,291,613	1,331,720
OPE KAG Finance Sub	7.875	07/31/23	1,750,000	1,808,891	1,798,125
Ortho-Clinical Diagnostics, Inc.	6.625	05/15/22	1,261,000	1,242,252	1,235,780
Peabody Energy Corporation	6.615	03/31/25	1,000,000	985,721	1,027,500
Pinnacle Operating Corporation	9.000	05/15/23	756,588	934,013	714,976
Prime Security Services Borrower	9.250	05/15/23	1,000,000	1,000,000	1,103,560
PSPC Escrow Corp	6.500	02/01/22	299,000	261,186	309,839
Sabre GLBL Inc.	5.250	11/15/23	251,000	251,000	257,903
Signode Industrial Group	6.375	05/01/22	1,265,000	1,240,297	1,312,438
Sinclair Television Group, Inc.	5.125	02/15/27	1,000,000	1,000,000	971,250
Sirius XM Radio Inc.	5.375	04/15/25	250,000	250,000	263,750
Sirius XM Radio Inc.	5.375	07/15/26	1,000,000	993,401	1,052,500
Sonic Automotive, Inc.	6.125	03/15/27	352,000	352,000	360,800
Suncoke Energy	7.500	06/15/25	1,000,000	985,018	1,032,500
Tallgrass Operations LLC	5.500	09/15/24	605,000	605,000	621,637
Teine Energy Ltd.	6.875	09/30/22	1,300,000	1,308,381	1,322,750
Tempo Acquisition LLC	6.750	06/01/25	216,000	216,000	218,160
Topaz Marine S.A.	9.125	07/26/22	1,000,000	1,000,000	1,000,750
Tullow Oil Plc	6.250	04/15/22	725,000	559,840	705,062
Unitymedia KabelBW GmbH	6.125	01/15/25	1,000,000	1,000,000	1,066,250
Univision Communications, Inc.	5.125	05/15/23	325,000	325,000	331,500
Univision Communications, Inc.	5.125	02/15/25	127,000	128,359	128,111
UPCB Finance IV Limited	5.375	01/15/25	425,000	425,000	442,000
USIS Merger Sub Inc.	6.875	05/01/25	1,000,000	1,000,000	1,018,750
VFH Parent LLC / Orchestra Co-Issuer Inc	6.750	06/15/22	174,000	174,000	181,178
Virgin Media Secured Finance PLC	5.250	01/15/26	1,000,000	1,004,857	1,041,250
VistaJet Malta Finance P.L.C.	7.750	06/01/20	786,000	707,179	707,400
VRX Escrow Corp.	5.875	05/15/23	1,500,000	1,149,947	1,325,625
Watco Companies, L.L.C.	6.375	04/01/23	1,000,000	1,000,000	1,037,500
Welltec A/S	8.000	02/01/19	750,000	746,142	750,000
West Corporation	5.375	07/15/22	1,000,000	986,913	1,010,000
West Street Merger Sub Inc.	6.375	09/01/25	1,110,000	1,109,551	1,104,450
WMG Acquisition Corp.	6.750	04/15/22	1,000,000	1,034,691	1,051,250
Wolverine World Wide, Inc.	5.000	09/01/26	666,000	666,000	666,199
Zekelman Industries, Inc	9.875	06/15/23	230,000	230,000	259,324

Total Bonds				60,453,806	61,931,225

Common Stock - 0.00%
TherOX, Inc. (B)			6	—	—
Touchstone Health Partnership (B)			1,168	—	—

Total Common Stock				—	—

Total Rule 144A Securities				60,453,806	61,931,225

Total Corporate Restricted Securities				$265,189,444	$276,279,625

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Public Securities - 16.13%: (A)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 3.49%
Almonde, Inc.	8.459%	06/13/25	$940,734	$958,941	$955,851
Aquilex Holdings LLC	6.500	12/31/20	273,105	272,785	270,374
Beacon Roofing Supply, Inc.	0.000	08/24/18	1,000,000	—	—
Big River Steel LLC	6.333	08/11/23	239,600	237,238	241,995
Caelus Energy Alaska, LLC	8.750	04/15/20	1,000,000	995,575	876,250
Cunningham Lindsey U.S., Inc.	5.083	12/10/19	62,483	59,279	60,921
DigiCert, Inc.	8.000	09/07/25	992,526	991,313	1,000,387
Fieldwood Energy LLC	8.000	08/31/20	344,430	316,539	301,377
Fieldwood Energy LLC	8.375	09/30/20	1,044,008	599,383	411,339
Fieldwood Energy LLC	8.375	09/30/20	1,455,992	919,102	997,354
Focus Financial Partners, LLC	8.799	05/09/25	800,000	818,000	810,000
Gulf Finance LLC	6.300	08/25/23	522,050	517,706	490,404
K&N Engineering, Inc.	9.750	12/31/99	1,000,000	982,279	980,000
Kronos Incorporated	9.284	12/31/99	409,457	405,805	422,105
Murray Energy Corporation	7.250	04/16/20	912,668	831,169	834,717
Seadrill Partners Finco, LLC	4.000	02/21/21	982,143	565,082	715,737
Serta Simmons Bedding, LLC	9.310	11/08/24	1,000,000	967,612	959,380
Summit Midstream Holdings, LLC	7.022	03/06/22	305,914	303,166	309,738
WS Packaging Group, Inc.	6.235	08/09/19	181,818	166,643	163,182

Total Bank Loans				10,907,617	10,801,111

Bonds - 12.53%
A. Schulman Inc.	6.875	06/01/23	1,000,000	1,010,978	1,037,500
Alere Inc.	7.250	07/01/18	940,000	950,751	942,350
AMC Entertainment Holdings, Inc.	6.125	05/15/27	1,000,000	972,706	987,500
Anixter, Inc.	5.500	03/01/23	1,000,000	1,000,000	1,087,500
Antero Resources Corporation	5.375	11/01/21	800,000	800,000	821,000
Beazer Homes USA Inc.	6.750	03/15/25	598,000	598,000	629,754
Beazer Homes USA Inc.	8.750	03/15/22	320,000	320,000	353,720
Boyd Gaming Corporation	6.375	04/01/26	197,000	197,000	214,976
Calpine Corporation	5.750	01/15/25	700,000	700,000	660,625
CHS/Community Health Systems, Inc.	5.125	08/01/21	480,000	472,916	474,000
CHS/Community Health Systems, Inc.	6.250	03/31/23	298,000	298,000	292,785
Clear Channel Worldwide Holdings, Inc.	7.625	03/15/20	1,000,000	997,573	987,500
Clearwater Paper Corporation	4.500	02/01/23	750,000	745,506	748,125
Commercial Metals Company	4.875	05/15/23	1,500,000	1,501,960	1,567,500
CVR Refining LLC	6.500	11/01/22	650,000	635,592	663,000
EP Energy Corporation	9.375	05/01/20	819,000	458,291	681,818
Ferrellgas Partners, L.P	6.750	01/15/22	1,000,000	1,005,259	970,000
Ferrellgas Partners, L.P	8.625	06/15/20	1,048,000	1,048,693	995,600
Genesis Energy, L.P.	5.625	06/15/24	1,000,000	938,107	970,000
GEO Group, Inc. (The)	5.875	01/15/22	1,000,000	956,503	1,036,250

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Corporate Public Securities - 16.13%: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
HCA Holdings, Inc.	5.375%	02/01/25	$150,000	$152,178	$158,062
HealthSouth Corporation	5.750	11/01/24	579,000	582,236	594,199
Hughes Satellite Systems Corporation	6.625	08/01/26	1,250,000	1,234,278	1,337,500
Icahn Enterprises L.P.	6.000	08/01/20	1,150,000	1,160,922	1,186,743
Kindred Healthcare, Inc.	8.750	01/15/23	701,000	701,000	653,612
Lamar Media Corp.	5.375	01/15/24	320,000	320,000	336,800
Laredo Petroleum, Inc.	5.625	01/15/22	1,000,000	953,604	1,007,500
Level 3 Communications Inc.	5.250	03/15/26	858,000	877,626	879,184
Meritor, Inc.	6.750	06/15/21	636,000	636,000	658,260
Micron Technology, Inc.	7.500	09/15/23	403,000	403,000	447,834
NRG Energy, Inc.	7.250	05/15/26	500,000	502,992	536,250
NRG Energy, Inc.	6.625	01/15/27	1,000,000	955,566	1,047,500
Oasis Petroleum Inc.	6.875	03/15/22	1,000,000	1,000,000	1,017,500
Park-Ohio Industries Inc.	6.625	04/15/27	343,000	343,000	369,583
PBF Holding Company LLC	7.000	11/15/23	65,000	65,000	66,869
Perry Ellis International, Inc.	7.875	04/01/19	250,000	249,270	250,000
P.H. Glatfelter Company	5.375	10/15/20	1,000,000	1,006,381	1,015,500
Ply Gem Industries, Inc.	6.500	02/01/22	1,000,000	951,238	1,045,300
Precision Drilling Corporation	6.625	11/15/20	448,432	454,493	450,114
Select Medical Corporation	6.375	06/01/21	650,000	655,435	669,500
SM Energy Company	6.750	09/15/26	1,500,000	1,487,992	1,500,000
Sprint Corporation	7.125	06/15/24	315,000	315,000	354,375
Suburban Propane Partners, L.P.	5.750	03/01/25	1,000,000	1,000,000	990,000
Sunoco LP	6.250	04/15/21	840,000	836,162	880,194
Tenet Healthcare Corporation	6.750	06/15/23	725,000	722,143	696,000
TransDigm Group, Inc.	6.375	06/15/26	1,000,000	978,425	1,024,380
Triumph Group, Inc.	4.875	04/01/21	1,000,000	963,531	985,500
Western Digital Corporation	10.500	04/01/24	494,000	494,000	580,450
William Lyon Homes	7.000	08/15/22	1,000,000	1,000,000	1,035,000
WPX Energy, Inc.	5.250	09/15/24	925,000	925,000	927,312

Total Bonds				37,534,307	38,822,524

Common Stock - 0.00%
Chase Packaging Corporation	—	—	9,541	—	286

Total Common Stock				—	286

Preferred Stock - 0.11%
Pinnacle Operating Corporation			519,298	339,854	363,509

Total Preferred Stock				339,854	363,509

Total Corporate Public Securities				$48,781,778	$49,987,430

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Short-Term Securities:	Interest Rate/Yield^	Maturity Date	Principal Amount	Cost	Market Value

Commercial Paper - 1.29%
PACCAR Financial Corp.	1.146%	10/10/17	$2,000,000	$1,999,435	$1,999,435
Ryder System Inc	1.400	10/26/17	2,000,000	1,998,083	1,998,083

Total Short-Term Securities				$3,997,518	$3,997,518

Total Investments	106.57%			$317,968,740	$330,264,573

Other Assets	4.68				14,503,406

Liabilities	(11.25)				(34,869,992)

Total Net Assets	100.00%				$309,897,987

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid securities. As of September 30, 2017, the value of these securities amounted to $214,348,400 or 69.17% of net assets.
(F)	Held in CI Subsidiary Trust.
^	Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Industry Classification:	Fair Value/ Market Value
AEROSPACE & DEFENSE - 4.93%
API Technologies Corp.	$3,735,929
BEI Precision Systems & Space Company, Inc.	3,370,672
FMH Holdings Corporation	677,167
Merex Holding Corporation	2,292,779
Sunvair Aerospace Group Inc.	2,486,748
TransDigm Group, Inc.	1,024,380
Triumph Group, Inc.	985,500
VistaJet Malta Finance P.L.C.	707,400
15,280,575

AIRLINES - 0.29%
American Airlines Group Inc.	911,325

AUTOMOTIVE - 10.02%
Aurora Parts & Accessories LLC	3,327,578
CG Holdings Manufacturing Company	5,381,027
DPL Holding Corporation	3,839,392
English Color & Supply LLC	3,590,019
Gates Global LLC	1,027,500
Grakon Parent	413,001
International Automotive Component	1,000,000
J.B. Poindexter Co., Inc.	1,045,000
K&N Engineering, Inc.	980,000
Meritor, Inc.	658,260
Moog Inc.	1,042,500
PACCAR Financial Corp.	1,999,435
Power Stop Holdings LLC	3,806,867
Randy's Worldwide Automotive	2,943,293
31,053,872

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.44%
Icahn Enterprises L.P.	1,186,743
VFH Parent LLC / Orchestra Co-Issuer Inc	181,178
1,367,921

BUILDING MATERIALS - 8.70%
ARI Holding Corporation	4,602,008
Beacon Roofing Supply, Inc.	—
Boise Cascade Company	272,274
Happy Floors Acquisition, Inc.	3,638,351
Janus Group Holdings LLC	3,304,141
Fair Value/ Market Value
NSi Industries Holdings, Inc.	$3,664,757
Ply Gem Industries, Inc.	1,045,300
Signature Systems Holdings Company	228,645
Sunrise Windows Holding Company	2,999,787
Torrent Group Holdings, Inc.	170,517
Wellborn Forest Holding Company	3,359,243
Wolf-Gordon, Inc.	3,671,033
26,956,056

CABLE & SATELLITE - 1.95%
Altice Financing S.A.	1,100,000
Altice S.A.	1,061,250
Hughes Satellite Systems Corporation	1,337,500
Unitymedia KabelBW GmbH	1,066,250
UPCB Finance IV Limited	442,000
Virgin Media Secured Finance PLC	1,041,250
6,048,250

CHEMICALS - 2.40%
A. Schulman Inc.	1,037,500
Compass Chemical International LLC	390,456
Consolidated Energy Finance S.A.	400,895
CVR Partners, LP.	1,065,000
LBC Tank Terminals Holding Netherlands B.V.	1,380,750
Pinnacle Operating Corporation	1,078,485
Polytex Holdings LLC	2,090,630
7,443,716

CONSUMER CYCLICAL SERVICES - 3.16%
CHG Alternative Education Holding Company	3,195,028
Church Services Holding Company	—
GEO Group, Inc. (The)	1,036,250
PPC Event Services	3,440,246
Prime Security Services Borrower	1,103,560
West Corporation	1,010,000
9,785,084

CONSUMER PRODUCTS - 10.45%
AMS Holding LLC	683,995
Blue Wave Products, Inc.	2,112,137
Elite Sportswear Holding, LLC	3,513,361
gloProfessional Holdings, Inc.	2,844,366
GTI Holding Company	1,598,595
Handi Quilter Holding Company	4,502,139

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value
HHI Group, LLC	$3,393,757
Kyjen Company	2,730,461
Manhattan Beachwear Holding Company	2,040,449
Master Cutlery LLC	1,499,846
Perry Ellis International, Inc.	250,000
Serta Simmons Bedding, LLC	959,380
Whitebridge Pet Brands Holdings, LLC	3,366,236
York Wall Holding Company	2,886,942
32,381,664

DIVERSIFIED MANUFACTURING - 4.53%
ABC Industries, Inc.	966,696
Advanced Manufacturing Enterprises LLC	—
Airxcel Holdings	1,249,652
Amsted Industries	546,650
BP SCI LLC	1,335,930
EnPro Industries Inc.	260,938
F G I Equity LLC	3,289,370
K P I Holdings, Inc.	876,070
Motion Controls Holdings	982,819
NetShape Technologies, Inc.	—
SR Smith LLC	3,673,353
Strahman Holdings Inc	591,959
Zekelman Industries, Inc	259,324
14,032,761

ELECTRIC - 1.91%
AM Conservation Holding Corp	3,680,807
Calpine Corporation	660,625
NRG Energy, Inc.	1,583,750
5,925,182

ENERGY - 0.28%
Caelus Energy Alaska, LLC	876,250

FINANCIAL OTHER - 1.63%
Cunningham Lindsey U.S., Inc.	60,921
Focus Financial Partners, LLC	810,000
Hub International Ltd.	1,041,250
Insurance Claims Management, Inc.	250,149
Onex Corporation	1,331,720
PSPC Escrow Corp	309,839
Tempo Acquisition LLC	218,160
USIS Merger Sub Inc.	1,018,750
5,040,789

Fair Value/ Market Value
FOOD & BEVERAGE - 9.23%
1492 Acquisition LLC	$932,485
Del Real LLC	3,567,941
Eagle Family Foods, Inc.	3,824,989
F F C Holding Corporation	1,575,772
Hollandia Produce LLC	2,536,314
Hospitality Mints Holding Company	1,868,023
Impact Confections	1,798,593
JBS USA Holdings, Inc.	766,875
JMH Investors LLC	729,948
KeHE Distributors, LLC	1,005,000
PANOS Brands LLC	4,661,245
Westminster Acquisition LLC	2,061,198
WP Supply Holding Corporation	3,273,324
28,601,707

GAMING - 1.29%
Boyd Gaming Corporation	214,976
CTM Holding, Inc.	3,769,046
3,984,022

HEALTHCARE - 4.36%
Alere Inc.	942,350
Avantor Inc	1,023,130
CHS/Community Health Systems, Inc.	766,785
CORA Health Services, Inc.	1,827,289
Eagle Holding Co II LLC	215,800
ECG Consulting Group	2,991,804
GD Dental Services LLC	227,759
HCA Holdings, Inc.	158,062
HealthSouth Corporation	594,199
Hill-Rom Holdings, Inc.	406,175
Kindred Healthcare, Inc.	653,612
Ortho-Clinical Diagnostics, Inc.	1,235,780
Select Medical Corporation	669,500
Tenet Healthcare Corporation	696,000
TherOX, Inc.	—
Touchstone Health Partnership	—
West Street Merger Sub Inc.	1,104,450
13,512,695

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value
HOME CONSTRUCTION - 0.65%
Beazer Homes USA Inc.	$983,474
William Lyon Homes	1,035,000
2,018,474

INDEPENDENT - 2.61%
Antero Resources Corporation	821,000
EP Energy Corporation	1,186,818
Fieldwood Energy LLC	1,710,070
Jupiter Resources Inc.	717,500
Laredo Petroleum, Inc.	1,007,500
Precision Drilling Corporation	450,114
SM Energy Company	1,500,000
Tullow Oil Plc	705,062
8,098,064

INDUSTRIAL OTHER - 6.62%
AFC - Dell Holding Corporation	2,749,697
Aquilex Holdings LLC	270,374
Clough, Harbour and Associates	1,620,961
Connecticut Electric, Inc.	3,047,308
Hartland Controls Holding Corporation	3,883,440
MC Sign Holdings LLC	2,333,505
Midwest Industrial Rubber, Inc.	3,540,816
Park-Ohio Industries Inc.	369,583
Smart Source Holdings LLC	1,067,912
SMB Machinery Holdings, Inc.	—
Tranzonic Holdings LLC	1,629,905
20,513,501

MEDIA & ENTERTAINMENT - 3.16%
AMC Entertainment Holdings, Inc.	987,500
BlueSpire Holding, Inc.	—
Clear Channel Worldwide Holdings, Inc.	987,500
GlynnDevins Acquisition Corporation	258,883
HOP Entertainment LLC	—
Lamar Media Corp.	336,800
Money Mailer Equity LLC	3,418,835
Sinclair Television Group, Inc.	971,250
Sirius XM Radio Inc.	1,316,250
Univision Communications, Inc.	459,611
WMG Acquisition Corp.	1,051,250
9,787,879

Fair Value/ Market Value
METALS & MINING - 3.19%
Alliance Resource Partners, L.P.	$1,037,500
Big River Steel LLC	241,995
Commercial Metals Company	1,567,500
Constellium N.V.	787,580
First Quantum Minerals Ltd.	1,022,500
IAMGOLD Corporation	1,056,250
Murray Energy Corporation	834,717
New Gold Inc.	1,283,032
Peabody Energy Corporation	1,027,500
Suncoke Energy	1,032,500
9,891,074

MIDSTREAM - 2.07%
CVR Refining LLC	663,000
Ferrellgas Partners, L.P	1,965,600
Genesis Energy, L.P.	970,000
Suburban Propane Partners, L.P.	990,000
Summit Midstream Holdings, LLC	309,738
Sunoco LP	880,194
Tallgrass Operations LLC	621,637
6,400,169

OIL FIELD SERVICES - 2.17%
Avantech Testing Services LLC	—
Gulf Finance LLC	490,404
Hilcorp Energy Company	490,000
Oasis Petroleum Inc.	1,017,500
Petroplex Inv Holdings LLC	22,094
Seadrill Partners Finco, LLC	715,737
Teine Energy Ltd.	1,322,750
Topaz Marine S.A.	1,000,750
Welltec A/S	750,000
WPX Energy, Inc.	927,312
6,736,547

PACKAGING - 1.30%
ASC Holdings, Inc.	1,562,005
Chase Packaging Corporation	286
Coveris Holdings S.A.	985,000
Signode Industrial Group	1,312,438
WS Packaging Group, Inc.	163,182
4,022,911

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2017
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value
PAPER - 1.68%
Clearwater Paper Corporation	$748,125
Dunn Paper	3,430,000
P.H. Glatfelter Company	1,015,500
5,193,625

PHARMACEUTICALS - 3.30%
Clarion Brands Holding Corp.	4,424,582
Endo Finance LLC	815,000
ERG Holding Company LLC	2,672,861
Mallinckrodt PLC	977,500
VRX Escrow Corp.	1,325,625
10,215,568

REFINING - 2.14%
CITGO Holding, Inc.	1,077,500
CITGO Petroleum Corporation	952,750
MES Partners, Inc.	2,414,223
PBF Holding Company LLC	66,869
Tristar Global Energy Solutions, Inc.	2,129,897
6,641,239

RETAILERS - 0.33%
Sonic Automotive, Inc.	360,800
Wolverine World Wide, Inc.	666,199
1,026,999

TECHNOLOGY - 6.00%
Almonde, Inc.	955,851
Anixter, Inc.	1,087,500
Balboa Merger Sub, Inc.	1,095,000
Diamond 1 Finance Corp / Diamond 2 Finance Corp (Dell)	238,356
DigiCert, Inc.	1,000,387
Fair Value/ Market Value
Glynlyon Holding Companies, Inc.	$3,849,218
Infor (US), Inc.	232,498
JDA Escrow LLC	183,251
Kronos Incorporated	422,105
Micron Technology, Inc.	1,145,601
Sabre GLBL Inc.	257,903
Software Paradigms International Group, LLC	3,535,000
Veritext Corporation	4,022,211
Western Digital Corporation	580,450
18,605,331

TRANSPORTATION SERVICES - 4.60%
Hertz Corporation	1,031,250
MNX Holding Company	3,306,277
OPE KAG Finance Sub	1,798,125
Ryder System Inc	1,998,083
Team Drive-Away Holdings LLC	280,130
VP Holding Company	1,344,543
Watco Companies, L.L.C.	1,037,500
Worldwide Express Operations, LLC	3,469,964
14,265,872

WIRELESS - 1.18%
Digicel Group Limited	1,366,892
Level 3 Communications Inc.	879,184
Numericable Group SA	1,045,000
Sprint Corporation	354,375
3,645,451

Total Investments - 106.57%
(Cost - $317,968,740)	$330,264,573

See Notes to Consolidated Financial Statements

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust's net assets as of September 30, 2017:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$210,077,439	$—	$61,931,225	$148,146,214
Bank Loans	14,747,164	—	—	14,747,164
Common Stock - U.S.	15,135,939	—	—	15,135,939
Preferred Stock	5,112,278	—	—	5,112,278
Partnerships and LLCs	31,206,805	—	—	31,206,805
Public Securities
Bank Loans	10,801,111	—	8,128,083	2,673,028
Corporate Bonds	38,822,524	—	38,822,524	—
Common Stock - U.S.	286	286	—	—
Preferred Stock	363,509	—	—	363,509
Short-term Securities	3,997,518	—	3,997,518	—
Total	$330,264,573	$286	$112,879,350	$217,384,937
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2016	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 9/30/2017
Restricted Securities
Corporate Bonds	$146,939,686	$5,126,415	$12,483,805	$(5,584,742)	$(10,818,950)	$—	$—	$148,146,214
Bank Loans	10,414,560	(42,914)	4,375,518	—	—	—	—	14,747,164
Common Stock - U.S.	13,321,840	6,689,151	212,121	(5,087,173)	—	—	—	15,135,939
Preferred Stock	8,047,466	1,077,011	—	(4,012,199)	—	—	—	5,112,278
Partnerships and LLCs	22,484,369	6,774,029	4,046,036	(2,097,629)	—	—	—	31,206,805
Public Securities
Bank Loans	982,500	(10,373)	1,114,565	—	(1,269,196)	2,838,032	(982,500)	2,673,028
Preferred Stock	—	23,655	339,854	—	—	—	—	363,509
Total	$202,190,421	$19,636,974	$22,571,899	$(16,781,743)	$(12,088,146)	$2,838,032	$(982,500)	$217,384,937

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Corporate Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     November 29, 2017

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     November 29, 2017

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.